Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.012 per share, to be issued under the Oramed Pharmaceuticals Inc. Amended and Restated 2019 Stock Incentive Plan, as amended
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	2.05
Maximum Aggregate Offering Price	$ 4,100,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 627.71
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers an indeterminate number of additional shares of common stock that may be issued under the Oramed Pharmaceuticals Inc. Amended and Restated 2019 Stock Incentive Plan, as amended, to prevent dilution resulting from a share split, reverse share split, stock dividend, combination or reclassification of the common stock, or any other increase or decrease in the number of issued shares of common stock effected without receipt of consideration by the registrant.

The amount registered represents common stock issuable upon issuance, vesting and/or exercise of awards granted under the Oramed Pharmaceuticals Inc. Amended and Restated 2019 Stock Incentive Plan, as amended from time to time.

The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based upon the average of the high $2.12 and low $1.98 prices of the common stock, as reported on the as reported on the Nasdaq Capital Market on August 15, 2025.